Condensed Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expense [Member]
Share Based Compensation	$ 585	$ 387	$ 2,248	$ 1,144	$ 825
General and Administrative Expense [Member]
Share Based Compensation	$ 1,194	$ 1,080	$ 6,275	$ 2,670	$ 1,925